Other assets and liabilities	6 Months Ended
Sep. 30, 2024
Other assets and liabilities
6. Other assets and liabilities
The following table sets forth the details of other assets and liabilities at March 31, 2024 and September 30, 2024:

	March 31, 2024	September 30, 2024
	(in millions of yen)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	2,278,334	2,244,459
Other	571,349	438,685
Collateral pledged:
Collateral pledged for derivative transactions	1,406,369	1,540,730
Margins provided for futures contracts	264,473	285,816
Other	1,014,478	93,368
Prepaid pension cost	763,254	780,009
Right-of-use assets	522,936	496,935
Security deposits	83,204	81,002
Loans held for sale	103,592	452,877
Other (1)	1,272,162	1,249,052

Total	8,280,151	7,662,932

Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	1,049,094	1,366,973
Other	639,106	601,395
Guaranteed trust principal (2)	785,292	749,711
Lease liabilities	548,699	520,267
Collateral accepted:
Collateral accepted for derivative transactions	1,382,985	1,076,224
Margins accepted for futures contracts	25,405	17,584
Unearned income	101,150	94,797
Other	1,737,267	1,870,960

Total	6,268,999	6,297,911

Notes:
(1)	At March 31, 2024, The MHFG Group included premises and equipment classified as held for sale in Other.
(2)
Guaranteed trust principal, included in All other liabilities in the disclosure about consolidated VIEs in the accompanying balance sheets, is a liability of certain consolidated trust arrangements that meet the definition of a VIE for which the MHFG Group provides guarantees for the repayment of principal. See Note 15 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trusts.